Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/2012
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$300,002,117.33	0.9584732	$259,280,941.89	0.8283736	$40,721,175.44
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$1,010,462,117.33	0.7460258	$969,740,941.89	0.7159613	$40,721,175.44

Weighted Avg. Coupon (WAC)	4.60%		4.60%
Weighted Avg. Remaining Maturity (WARM)	47.08		46.23
Pool Receivables Balance	$1,060,693,159.80		$1,018,837,056.19
Remaining Number of Receivables	72,985		71,661

Adjusted Pool Balance	$1,037,756,080.00		$997,034,904.56

III. COLLECTIONS

Principal:
Principal Collections	$40,617,626.21
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$729,911.04
Total Principal Collections	$41,347,537.25

Interest:
Interest Collections	$4,069,515.79
Late Fees & Other Charges	$69,254.34
Interest on Repurchase Principal	$-
Total Interest Collections	$4,138,770.13

Collection Account Interest	$3,248.41
Reserve Account Interest	$615.92
Servicer Advances	$-

Total Collections	$45,490,171.71

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/2012
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$45,490,171.71
Reserve Account Available	$6,823,490.67
Total Available for Distribution	$52,313,662.38

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$883,910.97		$883,910.97	$883,910.97
Collection Account Interest					$3,248.41
Late Fees & Other Charges					$69,254.34
Total due to Servicer					$956,413.72

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$137,500.97		$137,500.97
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$539,693.47		$539,693.47	$539,693.47

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$43,830,419.60

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$40,721,175.44

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$40,721,175.44
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$40,721,175.44		$40,721,175.44
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$40,721,175.44		$40,721,175.44

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					3,109,244.16

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,937,079.80
Beginning Period Amount	$22,937,079.80
Current Period Amortization	$1,134,928.17
Ending Period Required Amount	$21,802,151.63
Ending Period Amount	$21,802,151.63
Next Distribution Date Amount	$20,698,971.97

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	October 2012
Distribution Date	11/15/2012
Transaction Month	8
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	2.63%	2.74%	2.74%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.88%	70,856	98.64%	$1,005,013,126.47
30 - 60 Days	0.92%	660	1.10%	$11,199,300.14
61 - 90 Days	0.16%	115	0.20%	$2,003,357.49
91 + Days	0.04%	30	0.06%	$621,272.09
		71,661		$1,018,837,056.19
Total
Delinquent Receivables 61 + days past due	0.20%	145	0.26%	$2,624,629.58
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	176	0.30%	$3,142,102.23
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.20%	152	0.24%	$2,646,671.51
Three-Month Average Delinquency Ratio	0.22%		0.26%

Repossession in Current Period		60		$1,077,746.97
Repossession Inventory		78		$698,533.52

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,238,477.40
Recoveries				$(729,911.04)
Net Charge-offs for Current Period				$508,566.36

Beginning Pool Balance for Current Period				$1,060,693,159.80

Net Loss Ratio				0.58%
Net Loss Ratio for 1st Preceding Collection Period				0.95%
Net Loss Ratio for 2nd Preceding Collection Period				0.60%
Three-Month Average Net Loss Ratio for Current Period				0.71%

Cumulative Net Losses for All Periods				$3,350,598.77
Cumulative Net Losses as a % of Initial Pool Balance				0.24%

Principal Balance of Extensions				$6,232,315.20
Number of Extensions				331

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